ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]

7. ACCOUNTS RECEIVABLE

The Corporation's accounts receivable is comprised mainly of amounts owing to the Corporation by loyalty program partners for redemption and other services, and other amounts related to taxes and government subsidies. Accounts receivable in 2019 also included tax rebate receivables. Accounts receivable is presented net of an allowance for doubtful accounts. Accounts receivable are comprised of:

	2020	2019
Accounts receivable before allowance for doubtful accounts	$3,728	$22,052
Allowance for doubtful accounts	(169)	(188)
Accounts receivable	$3,559	$21,864

The Corporation's exposure to credit and currency risks related to accounts receivable is disclosed in Note 21.